Submission	Sep. 11, 2026
Submission [Line Items]
Central Index Key	0001605484
Registrant Name	Stellantis N.V.
Registration File Number	333-297933
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES